Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Reconciliation Of Changes In Cash Flow Statement
This correction of classification resulted in the following impact to the Statement of Cash Flows:

	Year ended December 31, 2019			Year ended December 31, 2018
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(Increase) decrease in other assets	(4,419)	2,922	(1,497)	(7,493)	13,101	5,608
Net cash provided by operating activities	68,045	2,922	70,967	7,583	13,101	20,684
Cash paid for investments classified in Other financial assets	—	(20,473)	(20,473)	—	(13,101)	(13,101)
Cash received from maturity of investments classified in Other financial assets	—	17,551	17,551	—	—	—
Net cash used in investing activities	(2,137)	(2,922)	(5,059)	(413)	(13,101)	(13,514)

Total effect on Cash Flow	—	—	—	—	—	—

	Three months ended March 31, 2020			Six months ended June 30, 2020
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
(Increase) decrease in other assets	(17,209)	16,836	(373)	14,917	(16,023)	(1,106)
Net cash provided by/ (used in) operating activities	(28,286)	16,836	(11,450)	(11,716)	(16,023)	(27,739)
Cash paid for investments classified in Other financial assets	—	(32,859)	(32,859)	—	(32,859)	(32,859)
Cash received from maturity of investments classified in Other financial assets	—	16,023	16,023	—	48,882	48,882
Net cash provided by/ (used in) investing activities	(2,387)	(16,836)	(19,223)	(4,550)	16,023	11,473

Total effect on Cash Flow	—	—	—	—	—	—